Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expenses

	2018	2017

Wages and salaries	$305,367	$331,521
Statutory and company benefits	50,477	60,334
Expenses related to defined benefit plans [note 25]	3,527	5,208
Expenses related to defined contribution plans [note 25]	13,431	15,929
Equity-settled share-based compensation [note 24]	18,821	18,433
Cash-settled share-based compensation [note 24]	3,597	134

Total	$395,220	$431,559